Summary of Significant Accounting Policies - Schedule of Reconciliation of Basic and Diluted Share Amounts (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended									3 Months Ended								6 Months Ended		12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 29, 2012 Outstanding stock options [Member]	Sep. 24, 2011 Outstanding stock options [Member]	Sep. 25, 2010 Outstanding stock options [Member]	Sep. 29, 2012 Restricted stock units [Member]	Sep. 24, 2011 Restricted stock units [Member]	Sep. 25, 2010 Restricted stock units [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Basic Net Income per Share
Net income	$ (77,767)	$ 23,594	$ (40,273)	$ 20,812	$ 27,569	$ 36,196	$ 82,445	$ 10,940	$ (73,634)	$ 157,150	$ (62,813)							$ 19,859	$ (15,356)	$ 22,344	$ 23,277	$ 27,238	$ 27,396	$ 28,110	$ 24,193	$ 42,175	$ 45,621	$ 50,124	$ 106,937	$ 91,783
Less: income allocated to participating securities																										(50)	(72)	(60)	(273)	(335)
Net income allocated to common stockholders																										42,125	45,549	50,064	106,664	91,448
Numerator:
Net (loss) income	(77,767)	23,594	(40,273)	20,812	27,569	36,196	82,445	10,940	(73,634)	157,150	(62,813)							19,859	(15,356)	22,344	23,277	27,238	27,396	28,110	24,193	42,175	45,621	50,124	106,937	91,783
Weighted average common shares outstanding - basic									264,041	261,099	258,743															45,351	47,873	47,254	48,560	50,356
Denominator:
Basic weighted average common shares outstanding									264,041	261,099	258,743															45,351	47,873	47,254	48,560	50,356
Weighted average common stock equivalents from assumed exercise of stock options and restricted stock units										3,206
Diluted weighted average common shares outstanding									264,041	264,305	258,743															46,550	49,196	48,387	49,033	50,965
Basic net (loss) income per common share									$ (0.28)	$ 0.60	$ (0.24)							$ 0.43	$ (0.33)	$ 0.47	$ 0.49	$ 0.57	$ 0.57	$ 0.57	$ 0.49	$ 0.93	$ 0.95	$ 1.06	$ 2.20	$ 1.82
Diluted Net Income per Share
Net income	(77,767)	23,594	(40,273)	20,812	27,569	36,196	82,445	10,940	(73,634)	157,150	(62,813)							19,859	(15,356)	22,344	23,277	27,238	27,396	28,110	24,193	42,175	45,621	50,124	106,937	91,783
Less: income allocated to participating securities																										(49)	(70)	(59)	(270)	(331)
Net income allocated to common stockholders																										$ 42,126	$ 45,551	$ 50,065	$ 106,667	$ 91,452
Weighted average common shares outstanding - basic									264,041	261,099	258,743															45,351	47,873	47,254	48,560	50,356
Dilutive securities																										1,199	1,323	1,133	473	609
Diluted weighted average common shares outstanding									264,041	264,305	258,743															46,550	49,196	48,387	49,033	50,965
Diluted net (loss) income per common share	$ (0.29)	$ 0.09	$ (0.15)	$ 0.08	$ 0.10	$ 0.14	$ 0.31	$ 0.04	$ (0.28)	$ 0.59	$ (0.24)							$ 0.42	$ (0.33)	$ 0.45	$ 0.48	$ 0.56	$ 0.56	$ 0.57	$ 0.48	$ 0.91	$ 0.93	$ 1.04	$ 2.18	$ 1.79
Weighted-average anti-dilutive shares related to:
Weighted-average anti-dilutive shares												10,491	7,747	13,260	1,378		1,427									1,500	800	1,000	3,800	3,900